Liquidity	12 Months Ended
Dec. 31, 2011
Liquidity [Abstract]
Liquidity

NOTE C – LIQUIDITY

Our consolidated financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. Although we have incurred losses from operations and have a significant accumulated deficit at December 31, 2011, we believe we have adequate resources, such as cash on-hand and our revolving credit facility, to meet our operating commitments for the next year. Furthermore, we expect to have positive cash flows from operations in 2012. In the event these resources and operating cash flows are not sufficient to fully fund our operating commitments or our growth, we would look to secure additional borrowing lines or expand our current line. There can be no guarantee that we will be successful securing additional debt facilities. In the event we are unable to fund our operations by positive operating cash flows or additional borrowings, we may be forced to reduce our expenses, slow down our growth rate or raise equity capital. Accordingly, our consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.